Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
24)         Quarterly Financial Data (Unaudited)

Unaudited condensed financial data by quarter for the years ended December 31, 2016 and 2015 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2016	6/30/2016	9/30/2016	12/31/2016
Interest Income	$6,985	$7,173	$7,153	$7,077
Interest Expense	919	868	805	924
Net Interest Income	6,066	6,305	6,348	6,153
Provision for Loan Losses	—	—	—	500
Net Interest Income After Provision for Loan Losses	6,066	6,305	6,348	5,653
Non-interest Income	1,828	1,464	1,781	1,328
Non-interest Expense	5,536	5,693	5,694	6,004
Income Before Income Tax	2,358	2,076	2,435	977
Provision for Income Taxes	641	510	655	115
Net Income	1,717	1,566	1,780	862
Preferred Stock Dividends	(110)	(110)	(110)	(93)
Gain on Redemption of Preferred Stock	—	—	—	660
Net Income Available to Common Shareholders	$1,607	$1,456	$1,670	$1,429
Basic Net Income Per Common Share	$0.55	$0.49	$0.57	$0.49
Diluted Net Income Per Common Share	$0.52	$0.47	$0.54	$0.46
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,442	3,248,444	3,248,526	3,248,790

(24)         Quarterly Financial Data (Unaudited), Continued

	Quarter ended
	3/31/2015	6/30/2015	9/30/2015	12/31/2015
Interest Income	$6,949	$7,066	$6,908	$6,983
Interest Expense	1,173	1,068	1,001	957
Net Interest Income	5,776	5,998	5,907	6,026
Provision For Loan Losses	100	—	(200)	100
Net Interest Income After Provision for Loan Losses	5,676	5,998	6,107	5,926
Non-interest Income	2,651	1,387	1,369	1,600
Non-interest Expense	6,255	5,335	5,130	5,811
Income Before Income Tax	2,072	2,050	2,346	1,715
Provision For Income taxes	567	527	601	371
Net Income	1,505	1,523	1,745	1,344
Preferred Stock Dividends	110	110	110	110
Net Income Available to Common Shareholders	$1,395	$1,413	$1,635	$1,234
Basic Net Income Per Common Share	$0.47	$0.48	$0.56	$0.42
Diluted Net Income Per Common Share	$0.45	$0.46	$0.53	$0.40
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,230	3,248,249	3,248,361	3,248,415